Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	GLOBALFOUNDRIES Inc.
Document Period End Date	Mar. 31, 2022
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001709048
Amendment Flag	false